As Filed with the Securities and Exchange Commission on February 22, 2019

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 136	☒

REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 138	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate date of Proposed Public offering: As soon as practicable after the effective date of this Registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒                    Immediately upon filing pursuant to paragraph (b)

☐                      On [date] pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      On [date] pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 136 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 135 on Form N-1A filed on January 29, 2019.  This PEA No. 136 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 135 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 136 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 22nd day of February, 2019.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo	President and Chief Executive Officer	February 22, 2019
Thomas J. Fuccillo

Scott Whisten*	Treasurer and Principal Financial and Accounting Officer
Scott Whisten

Sarah E. Cogan*	Trustee
Sarah E. Cogan

Deborah A. DeCotis*	Trustee
Deborah A. DeCotis

F. Ford Drummond*	Trustee
F. Ford Drummond

A. Douglas Eu*	Trustee
A. Douglas Eu

Bradford K. Gallagher*	Trustee
Bradford K. Gallagher

Erick R. Holt*	Trustee
Erick R. Holt

James A. Jacobson*	Trustee
James A. Jacobson

Hans W. Kertess*	Trustee
Hans W. Kertess

James S. MacLeod*	Trustee
James S. MacLeod

William B. Ogden, IV*	Trustee
William B. Ogden, IV

Alan Rappaport*	Trustee
Alan Rappaport

Davey S. Scoon*	Trustee
Davey S. Scoon

*By:	/s/ Thomas J. Fuccillo

Thomas J. Fuccillo
Attorney-In-Fact and Agent for the
Individuals Noted Above
Date: February 22, 2019

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase